Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment net book value	$ 17.6	$ 18.1
Depreciation and amortization expenses	6.4	7.0	$ 5.9
Depreciation and amortization included in cost of revenue	5.8	6.1	4.9
General and administrative expenses	$ 0.7	$ 0.9	$ 1.0